Document and Entity Information	12 Months Ended
Dec. 31, 2025 $ / shares shares
Document Information [Line Items]
Entity Central Index Key	0001504764
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-36631
Entity Registrant Name	GRUPO AVAL ACCIONES Y VALORES S.A.
Entity Incorporation, State or Country Code	F8
Entity Address, Address Line One	Carrera 13 No. 26A - 47
Entity Address, City or Town	Bogotá D.C.
Entity Address, Country	CO
Entity Common Stock, Shares Outstanding | shares	7
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Address, Postal Zip Code	110311
Auditor Name	KPMG S.A.S
Auditor Firm ID	5070
Auditor Location	Bogotá, Colombia
Preference shares [member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Shares, par value Ps 1.00 per preferred share
Entity Listing, Par Value Per Share	$ 1
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Preference shares [member] | ADR [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 20 preferred shares, par value Ps 1.00 per preferred share
Entity Listing, Depository Receipt Ratio	20
Entity Listing, Par Value Per Share	$ 1
Security Exchange Name	NYSE
Trading Symbol	AVAL
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Jorge Adrián Rincón
Entity Address, Address Line One	Carrera 13 No. 26A – 47
Entity Address, City or Town	Bogotá D.C.
Entity Address, Country	CO
Country Region	+57
City Area Code	601
Local Phone Number	743-3222
Contact Personnel Email Address	jrincon@grupoaval.com
Entity Address, Postal Zip Code	110311
Other Address [Member]
Document Information [Line Items]
Contact Personnel Name	Manuel Garciadiaz
Entity Address, Address Line One	Davis Polk & Wardwell LLP
Entity Address, Address Line Two	450 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
City Area Code	212
Local Phone Number	450-4000
Entity Address, Postal Zip Code	10017